ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll payable	¥ 71,529	$ 9,799	¥ 77,218
Accrued expenses	30,252	4,145	28,732
Tax payable	16,175	2,216	30,320
Deposits	2,729	374	2,498
Others	5,816	797	4,909
Total	¥ 126,501	$ 17,331	¥ 143,677